Subsidiaries (Details) - Schedule of wholly-owned direct subsidiaries	12 Months Ended
Dec. 31, 2021
MDXHEALTH INC.[Member]
Subsidiaries (Details) - Schedule of wholly-owned direct subsidiaries [Line Items]
Address	15279 Alton Parkway – Suite 100 – Irvine, CA 92618
Incorporation Date	Apr. 14, 2003
Number of employees	176 at December 31,2021, 163 at December 31, 2020 and 158 at December 31, 2019.
MDXHEALTH B.V [Member]
Subsidiaries (Details) - Schedule of wholly-owned direct subsidiaries [Line Items]
Address	Transistorweg 5, 6534 AT Nijmegen, The Netherlands
Incorporation Date	Oct. 18, 2006
Incorporated into MDxHealth on	Sep. 18, 2015
Number of employees	11 at December 31, 2021, 9 at December 31, 2020 and 11 at December 31, 2019.